UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-09155

Investment Company Act File Number

Eaton Vance New Jersey Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Income Trust

February 28, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 156.4%

Security	Principal Amount (000’s omitted)	Value
Education — 24.8%
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$250	$266,372
New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	250	264,713
New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	220	233,869
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,983,428
New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(1)	3,500	3,900,890
New Jersey Educational Facilities Authority, (Ramapo College), 4.00%, 7/1/27	1,325	1,431,649
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	727,104
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,767,694
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	965	1,208,219
New Jersey Institute of Technology, 5.00%, 7/1/42	1,295	1,480,198
Rutgers State University, 5.00%, 5/1/39(1)	3,150	3,634,942

		$16,899,078

Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$500	$507,615
Puerto Rico Electric Power Authority, 5.25%, 7/1/25	1,000	1,046,070

		$1,553,685

General Obligations — 14.9%
Burlington County Bridge Commission, 4.00%, 8/15/23	$320	$361,069
Monmouth County Improvement Authority, 5.00%, 1/15/28	1,850	2,214,727
Monmouth County Improvement Authority, 5.00%, 1/15/30	1,795	2,138,886
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/24	2,500	2,850,500
Montgomery Township Board of Education, 3.00%, 9/1/20	1,085	1,181,229
Tenafly Board of Education, 4.00%, 7/15/27	1,235	1,369,936

		$10,116,347

Hospital — 19.6%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$85	$88,028
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,335	1,395,889
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,290	2,503,176
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,090	2,205,243
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	915	1,029,192
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/21	1,000	1,224,680
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31	1,000	1,106,210
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,440	2,530,573
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,231,488

		$13,314,479

Housing — 3.4%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$680	$700,033
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,555	1,612,379

		$2,312,412

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 7.0%
Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$500	$501,075
Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	540	557,091
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	51,373
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	137,682
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	750	765,345
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	249,234
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,498,015

		$4,759,815

Insured-Electric Utilities — 0.9%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$595	$606,376

		$606,376

Insured-Gas Utilities — 5.5%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,732,965

		$3,732,965

Insured-General Obligations — 3.8%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,130,456
Lakewood Township, (AGC), 5.75%, 11/1/31	1,240	1,449,647

		$2,580,103

Insured-Hospital — 4.8%
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36	$750	$811,950
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	390	418,357
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	500	536,355
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,537,762

		$3,304,424

Insured-Housing — 5.0%
New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (AGM), (AMT), 5.05%, 5/1/34	$3,390	$3,393,526

		$3,393,526

Insured-Industrial Development Revenue — 3.1%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,090,020

		$2,090,020

Insured-Lease Revenue/Certificates of Participation — 4.5%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,500	$1,757,205
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,000	1,320,670

		$3,077,875

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 11.6%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,718,365
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,641,791
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,181,457
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	329,725

		$7,871,338

Insured-Student Loan — 3.6%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,215	$2,465,472

		$2,465,472

Insured-Transportation — 0.5%
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	$315	$366,336

		$366,336

Lease Revenue/Certificates of Participation — 5.7%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,500	$1,706,580
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,700	1,857,522
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	250	293,200

		$3,857,302

Other Revenue — 5.6%
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	$13,280	$453,910
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	2,040	2,249,528
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	250	290,258
Tobacco Settlement Financing Corp., 5.00%, 6/1/41	900	797,049

		$3,790,745

Senior Living/Life Care — 3.2%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$500,856
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	822,175
New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	815	838,864

		$2,161,895

Special Tax Revenue — 3.3%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$106,139
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	182,621
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	806,783
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	541,035
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	500	588,140

		$2,224,718

Student Loan — 3.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.261%, 6/1/36(1)(2)(3)	$2,500	$2,515,450

		$2,515,450

Transportation — 17.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,196,846
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,205,237
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,850	2,198,614

Security	Principal Amount (000’s omitted)	Value
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	$250	$296,285
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	635,491
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	4,034,016
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	1,995	2,338,738

		$11,905,227

Water and Sewer — 2.1%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,275	$1,472,498

		$1,472,498

Total Tax-Exempt Municipal Securities — 156.4% (identified cost $96,162,931)		$106,372,086

Taxable Municipal Securities — 1.5%

Security	Principal Amount (000’s omitted)	Value
Transportation — 1.5%
Port Authority of New York and New Jersey, 4.458%, 10/1/62	$1,000	$1,015,080

Total Taxable Municipal Securities — 1.5% (identified cost $989,018)		$1,015,080

Total Investments — 157.9% (identified cost $97,151,949)		$107,387,166

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.2)%		$(33,426,341)

Other Assets, Less Liabilities — (8.7)%		$(5,934,183)

Net Assets Applicable to Common Shares — 100.0%		$68,026,642

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 27.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 9.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $515,450.

(3)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2013.

A summary of open financial instruments at February 28, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	145 U.S. 30-Year Treasury Bond	Short	$(20,663,394)	$(20,848,281)	$(184,887)

At February 28, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $184,887.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$88,452,037

Gross unrealized appreciation	$10,544,035
Gross unrealized depreciation	(328,906)

Net unrealized appreciation	$10,215,129

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$106,372,086	$—	$106,372,086
Taxable Municipal Securities	—	1,015,080	—	1,015,080
Total Investments	$—	$107,387,166	$—	$107,387,166

Liability Description
Futures Contracts	$(184,887)	$—	$—	$(184,887)
Total	$(184,887)	$—	$—	$(184,887)

The Trust held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	April 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 24, 2013